Quarterly Holdings Report
for

Fidelity Asset Manager® 20%

June 30, 2019

AMI-QTLY-0819
1.803294.115

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 17.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,832,509	$8,887,668
Fidelity Communication Services Central Fund (a)	262,822	53,660,295
Fidelity Consumer Discretionary Central Fund (a)	189,969	64,999,921
Fidelity Consumer Staples Central Fund (a)	205,594	41,011,962
Fidelity Emerging Markets Equity Central Fund (a)	312,506	68,385,674
Fidelity Energy Central Fund (a)	274,337	29,214,172
Fidelity Financials Central Fund (a)	1,136,250	115,795,212
Fidelity Health Care Central Fund (a)	213,313	93,217,919
Fidelity Industrials Central Fund (a)	217,778	62,994,340
Fidelity Information Technology Central Fund (a)	365,684	143,534,441
Fidelity International Equity Central Fund (a)	1,623,715	127,023,189
Fidelity Materials Central Fund (a)	79,539	16,152,876
Fidelity Real Estate Equity Central Fund (a)	430,120	50,014,410
Fidelity Utilities Central Fund (a)	110,310	21,061,440
TOTAL EQUITY CENTRAL FUNDS
(Cost $597,533,091)		895,953,519

Fixed-Income Central Funds - 47.9%
High Yield Fixed-Income Funds - 2.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,887,494	27,719,943
Fidelity Floating Rate Central Fund (a)	246,559	25,008,432
Fidelity High Income Central Fund (a)	456,462	50,909,183

TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,637,558

Investment Grade Fixed-Income Funds - 45.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,597,885	265,633,760
Fidelity International Credit Central Fund (a)	301,835	30,735,873
Fidelity Investment Grade Bond Central Fund (a)	18,204,832	2,016,003,064

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,312,372,697

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,219,532,092)		2,416,010,255

Money Market Central Funds - 28.5%
Fidelity Cash Central Fund 2.42% (b)	190,401,562	190,439,643
Fidelity Money Market Central Fund 2.57% (b)	1,163,613,308	1,163,729,669
Fidelity Securities Lending Cash Central Fund 2.42% (b)(c)	83,572,460	83,580,818
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,437,628,627)		1,437,750,130
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.39% 7/5/19 to 9/26/19 (d)
(Cost $6,351,425)	6,360,000	6,352,359
	Shares	Value

Investment Companies - 7.4%
iShares 20+ Year Treasury Bond ETF (e)	780,438	$103,649,971
iShares Core MSCI Emerging Markets ETF	3,276,324	168,534,105
iShares MSCI Japan ETF	1,179,700	64,388,026
iShares S&P 500 Index ETF	127,805	37,670,524
TOTAL INVESTMENT COMPANIES
(Cost $364,321,768)		374,242,626
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $4,625,367,003)		5,130,308,889
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(84,537,188)
NET ASSETS - 100%		$5,045,771,701

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,335	Sept. 2019	$128,380,275	$(3,614,286)	$(3,614,286)

The notional amount of futures sold as a percentage of Net Assets is 2.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,352,359.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,402,407
Fidelity Commodity Strategy Central Fund	72,782
Fidelity Communication Services Central Fund	259,908
Fidelity Consumer Discretionary Central Fund	2,350,885
Fidelity Consumer Staples Central Fund	3,719,413
Fidelity Emerging Markets Debt Central Fund	1,206,494
Fidelity Emerging Markets Equity Central Fund	1,821,093
Fidelity Energy Central Fund	477,111
Fidelity Financials Central Fund	6,856,253
Fidelity Floating Rate Central Fund	2,203,795
Fidelity Health Care Central Fund	5,230,984
Fidelity High Income Central Fund	673,472
Fidelity High Income Central Fund 1	2,893,954
Fidelity Industrials Central Fund	3,286,641
Fidelity Inflation-Protected Bond Index Central Fund	5,715,947
Fidelity Information Technology Central Fund	23,842,527
Fidelity International Credit Central Fund	1,279,409
Fidelity International Equity Central Fund	8,319,396
Fidelity Investment Grade Bond Central Fund	53,874,081
Fidelity Materials Central Fund	1,430,474
Fidelity Money Market Central Fund	22,481,620
Fidelity Real Estate Equity Central Fund	807,330
Fidelity Securities Lending Cash Central Fund	53,297
Fidelity Utilities Central Fund	1,910,046
Total	$154,169,319

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$10,272,084	$450,247	$(11,186)	$(922,983)	$8,887,668	3.7%
Fidelity Communication Services Central Fund	13,740,335	38,395,560	3,744,229	103,688	5,164,941	53,660,295	3.1%
Fidelity Consumer Discretionary Central Fund	78,963,339	6,945,000	18,870,690	460,900	(2,498,628)	64,999,921	3.3%
Fidelity Consumer Staples Central Fund	41,905,713	5,532,944	6,017,595	(397,169)	(11,931)	41,011,962	3.1%
Fidelity Emerging Markets Debt Central Fund	26,523,183	2,349,738	1,708,543	4,296	551,269	27,719,943	1.0%
Fidelity Emerging Markets Equity Central Fund	20,179,028	56,346,881	10,477,233	153,933	2,183,065	68,385,674	6.4%
Fidelity Energy Central Fund	41,080,792	2,043,246	5,567,352	(613,374)	(7,729,140)	29,214,172	3.2%
Fidelity Financials Central Fund	126,873,901	12,156,789	20,453,564	(1,073,028)	(1,708,886)	115,795,212	3.4%
Fidelity Floating Rate Central Fund	51,153,323	4,419,317	29,693,399	1,804,865	(2,675,674)	25,008,432	1.3%
Fidelity Health Care Central Fund	109,351,344	9,535,576	16,450,116	695,111	(9,913,996)	93,217,919	3.2%
Fidelity High Income Central Fund	--	939,623	30,295,143	(405,098)	2,801,769	50,909,183	2.0%
Fidelity High Income Central Fund 1	75,066,797	9,846,264	4,575,076	(6,051)	(2,463,902)	--	0.0%
Fidelity Industrials Central Fund	70,743,549	6,195,222	10,306,008	(258,098)	(3,380,325)	62,994,340	3.3%
Fidelity Inflation-Protected Bond Index Central Fund	206,124,407	127,483,562	71,646,898	286,628	3,386,061	265,633,760	19.1%
Fidelity Information Technology Central Fund	190,356,674	34,450,819	49,794,009	(2,602,646)	(28,876,397)	143,534,441	3.2%
Fidelity International Credit Central Fund	28,987,776	2,651,369	2,050,460	(27,666)	870,492	30,735,873	16.7%
Fidelity International Equity Central Fund	132,076,285	17,541,759	13,746,570	227,296	(9,075,581)	127,023,189	4.9%
Fidelity Investment Grade Bond Central Fund	2,069,713,719	148,401,339	303,977,599	7,592,888	94,272,717	2,016,003,064	13.2%
Fidelity Materials Central Fund	18,945,269	2,262,898	2,686,954	(469,199)	(1,899,138)	16,152,876	3.3%
Fidelity Real Estate Equity Central Fund	20,759,325	29,458,236	1,420,166	37,671	1,179,344	50,014,410	17.0%
Fidelity Utilities Central Fund	21,377,685	2,838,780	3,404,084	172,077	76,982	21,061,440	3.3%
	$3,343,922,444	$530,067,006	$607,335,935	$5,675,838	$39,330,059	$3,311,963,774

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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